Note 10 - Capital Stock (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019
Common Stock, Shares, Issued (in Shares)	18,252,243	3,470,451	22,085,856
Common Stock, Shares, Outstanding (in Shares)	18,252,243	3,470,451	22,085,856
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs	$ 0	$ 2,468,474
Odidi Holdco
Common Stock, Shares, Issued (in Shares)		5,781,312
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	3.00%	17.00%